Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Schedule of Earnings per share

	2024	2024	2023	2023	2022	2022
	Class A	Class B	Class A	Class B	Class A	Class B

Weighted number of outstanding shares	288,465,380	345,437,500	284,262,802	345,437,500	282,195,495	345,437,500
Weighted number of shares with dilutive effects	3,787,481	12,822,456	3,306,122	11,446,403	2,354,500	6,891,423
Weighted number of outstanding shares (diluted and undiluted)	292,252,861	358,259,956	287,568,924	356,883,903	284,549,995	352,328,923

Net income (CHF in millions)	216.3	25.9	70.9	8.6	51.4	6.3
Basic EPS (CHF)	0.75	0.07	0.25	0.02	0.18	0.02
Diluted EPS (CHF)	0.74	0.07	0.25	0.02	0.18	0.02